2 Significant Accounting Policies: Goodwill and Intangible Assets (Details) (USD $)	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Estimated the impairment loss	$ 625,000
Finite-Lived Intangible Assets, Amortization Expense	$ 69,815	$ 68,817